BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2018
Chefang
BUSINESS COMBINATION
Schedule of estimated aggregate fair values of the assets acquired and liabilities assumed

As of May 31,
2017
RMB

Fair value of previously held equity interests	6,973
Purchase consideration to achieve control	3,000
Total purchase consideration	9,973

Cash and cash equivalents	3,659
Accounts receivable, net	57
Other receivables, net	4,439
Inventory	46
Prepaid expense and other current assets	233
Property, equipment and software, net	3,151
Total assets	11,585

Accounts payable	(499)
Other payables and accruals	(523)
Total liabilities	(1,022)

Fair value of net asset acquired	10,563

Non-controlling interests	8,342

Goodwill	7,752

Baogu
BUSINESS COMBINATION
Schedule of estimated aggregate fair values of the assets acquired and liabilities assumed

As of August 31,
2017
RMB

Fair value of previously held equity interests	1,714
Purchase consideration to achieve control	4,000
Fair value of total consideration	5,714

Cash and cash equivalents	307
Accounts receivable, net	12,621
Other receivables, net	7,352
Prepaid expenses and other current assets	4,083
Property, equipment and software, net	107
Total assets	24,470

Accounts payable	(280)
Deferred revenue	(21,959)
Other payables and accruals	(691)
Total liabilities	(22,930)

Fair value of net assets acquired	1,540

Goodwill	4,174

Dongwang
BUSINESS COMBINATION
Schedule of estimated aggregate fair values of the assets acquired and liabilities assumed

As of June 1,
2018
RMB

Cash consideration	62,994
Fair value of ordinary shares of Fairlubo (US$0.0001 par value, 20,225,145 shares)	1,993
Total purchase consideration	64,987

Cash and cash equivalents	743
Accounts receivable, net	811
Other receivables, net	36,961
Amount due from related party	21,486
Prepaid expense and other current assets	887
Property, equipment and software, net	3,334
Intangible asset	16,850
Total assets	81,072

Accounts payable	(1,792)
Other payables and accruals	(48,326)
Deferred tax liabilities	(4,213)
Total liabilities	(54,331)

Fair value of net asset acquired	26,741

Goodwill	38,246